Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 1,163
2015	1,097
2016	1,069
2017	966
2018	858
Thereafter	1,600
Total future minimum lease payments	$ 6,753